Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.0%
1,714,376	Schwab U.S. TIPS ETF	$104,851,236	6 .0

	Total Exchange-Traded Funds
	(Cost $97,836,951)	104,851,236	6 .0

MUTUAL FUNDS: 94.0%

	Affiliated Investment Companies: 94.0%
4,649,222	Voya Emerging Markets Index Portfolio - Class I	66,065,451	3 .8
10,467,904	Voya International Index Portfolio - Class I	119,962,185	6 .9
4,885,398	Voya RussellTM Mid Cap Index Portfolio - Class I	69,910,045	4 .0
45,158,998	Voya U.S. Bond Index Portfolio - Class I	490,426,715	28 .3
43,993,750	Voya U.S. Stock Index Portfolio - Class I	883,834,431	51 .0

	Total Mutual Funds
	(Cost $1,386,725,883)	1,630,198,827	94 .0

	Total Investments in Securities (Cost $1,484,562,834)	$1,735,050,063	100 .0
	Liabilities in Excess of Other Assets	(251,391)	–
	Net Assets	$1,734,798,672	100 .0

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$104,851,236	$–	$–	$104,851,236
Mutual Funds	1,630,198,827	–	–	1,630,198,827
Total Investments, at fair value	$1,735,050,063	$–	$–	$1,735,050,063

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$72,636,240	$46,393	$(7,522,238)	$905,056	$66,065,451	$-	$1,227,539	$-
Voya International Index Portfolio - Class I	124,705,545	81,189	(7,762,255)	2,937,706	119,962,185	-	1,047,917	-
Voya RussellTM Mid Cap Index Portfolio - Class I	71,650,321	46,393	(7,139,274)	5,352,605	69,910,045	-	132,357	-
Voya U.S. Bond Index Portfolio - Class I	501,027,094	35,222,678	(24,419,244)	(21,403,813)	490,426,715	3,257,308	731,101	-
Voya U.S. Stock Index Portfolio - Class I	885,471,919	579,918	(37,169,937)	34,952,531	883,834,431	-	16,651,043	-
	$1,655,491,119	$35,976,571	$(84,012,948)	$22,744,085	$1,630,198,827	$3,257,308	$19,789,957	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,502,632,306.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$232,417,757
Gross Unrealized Depreciation	–
Net Unrealized Appreciation	$232,417,757